SEGMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENTS

NOTE 18 – SEGMENTS

The Company has two reportable segments:

●	Beverages. Includes four types of beverage products: (i) hemp-infused energy drinks, (ii) CBD-infused energy water, (iii) CBD-infused high-alkaline water, and (iv) lemonade beverages, as well as apparel with the Kona Gold logo. The Beverages Segment includes all of Kona’s and HighDrate’s operations. The Company considers this a single operating segment for purposes of presenting financial information and evaluating performance. As such, the accompanying Consolidated Financial Statements present financial information in a format that is consistent with the internal financial information used by management. We do not accumulate revenues by product classification and, therefore, it is impractical to present such information.
●	Distribution. Includes the distribution of premium beverages and snacks in key markets. These markets include over 300 accounts in grocery stores, convenience stores, smoke shops, vape shops, and specialty stores located in Florida and South Carolina. In addition to distributing the Company’s own beverage products, the Company also distributes other products, including alkaline waters, beverages for kids, energy drinks, fruit flavored sodas, low-carb lemonade, healthy aloe juice drinks, and CBD-infused jellybeans, all of which complement the Company’s current product offerings. The Distribution Segment includes all of Gold Leaf’s operations.

Amounts that do not relate to a reportable segment have been allocated to “Corporate and Eliminations.”

The following tables present information about our reportable segments.

	June 30, 2021	December 31, 2020
CURRENT ASSETS:
Beverages Segment	$1,326,832	$824,835
Distribution Segment	(175,370)	(146,894)
Corporate and eliminations	62,859	105,671
Total Current Assets	$1,214,321	$783,612

NON-CURRENT ASSETS:
Beverages Segment	$2,276,364	$1,063,074
Distribution Segment	86,836	85,546
Corporate and eliminations	8,678	8,233
Total Non-Current Assets	$2,371,878	$1,156,853

CURRENT LIABILITIES:
Beverages Segment	$2,707,020	$1,879,305
Distribution Segment	87,482	72,576
Corporate and eliminations	1,948,636	1,424,367
Total Current Liabilities	$4,743,138	$3,376,248

NON-CURRENT LIABILITIES:
Beverages Segment	$2,633,966	$2,616,018
Distribution Segment	199,730	192,350
Corporate and eliminations	—	—
Total Non-Current Liabilities	$2,833,696	$2,808,368

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2021	2020	2021
REVENUES, NET OF SALES, RETURNS, AND ALLOWANCES:
Beverages Segment	$187,171	$500,156	$367,099	$810,082
Distribution Segment	65,326	328,848	120,162	509,130
Corporate and Eliminations	(25,453)	(38,195)	(44,934)	(66,232)
Total Revenues, Net of Sales, Returns, and Allowances	$227,044	$790,809	$442,327	$1,252,980

COST OF REVENUES:
Beverages Segment	$118,807	470,069	256,870	663,438
Distribution Segment	49,115	234,995	89,726	363,690
Corporate and Eliminations	(12,228)	(18,358)	(31,709)	(26,557)
Total Cost of Revenues	$155,694	$686,706	$314,887	$1,000,571

OPERATING EXPENSES:
Beverages Segment	$507,957	$362,251	$1,043,180	$779,500
Distribution Segment	90,013	110,074	128,161	200,662
Corporate and Eliminations	94,586	171,727	168,428	232,670
Total Operating Expenses	$692,556	$644,052	$1,339,769	$1,212,732

OTHER INCOME / (EXPENSE):
Beverages Segment	$(5,626)	$65,417	$(9,433)	$46,929
Distribution Segment	5,105	7,210	5,105	5,749
Corporate and Eliminations	(445,193)	94,108	(445,193)	(1,285,294)
Total Other Income / (Expense)	$(445,714)	$166,735	$(449,521)	$(1,232,616)

NET LOSS:
Beverages Segment	$(445,219)	$(266,747)	$(942,384)	$(585,827)
Distribution Segment	(68,697)	(9,011)	(92,620)	(49,473)
Corporate and Eliminations	(553,004)	(97,456)	(626,846)	(1,557,639)
Total Net Loss	$(1,066,920)	$(373,214)	$(1,661,850)	$(2,192,939)

NOTE 17 – SEGMENTS

The Company has two reportable segments:

●	Beverages. Includes three types of beverage products: (i) hemp-infused energy drinks, (ii) CBD-infused energy water, and (iii) CBD-infused high-alkaline water, as well as apparel with the Kona Gold logo. The Beverages Segment includes all of Kona’s and HighDrate’s operations. The Company considers this a single operating segment for purposes of presenting financial information and evaluating performance. As such, the accompanying Consolidated Financial Statements present financial information in a format that is consistent with the internal financial information used by management. We do not accumulate revenues by product classification and, therefore, it is impractical to present such information.
●	Distribution. Includes the distribution of premium beverages and snacks in key markets. These markets include over 300 accounts in grocery stores, convenience stores, smoke shops, vape shops, and specialty stores located in Florida and South Carolina. In addition to distributing the Company’s own beverage products, the Company also distributes other products, including alkaline waters, beverages for kids, energy drinks, fruit flavored sodas, low-carb lemonade, healthy aloe juice drinks, and CBD-infused jellybeans, all of which complement the Company’s current product offerings. The Distribution Segment includes all of Gold Leaf’s operations.

Amounts that do not relate to a reportable segment have been allocated to “Corporate and Eliminations.”

The following tables present information about our reportable segments.

	December 31, 2020	December 31, 2019
CURRENT ASSETS:
Beverages Segment	$824,835	$800,378
Distribution Segment	(146,894)	44,809
Corporate and eliminations	105,671	(40,630)
Total Current Assets	$783,612	$804,557

NON-CURRENT ASSETS:
Beverages Segment	$1,063,074	$514,312
Distribution Segment	85,546	40,356
Corporate and eliminations	8,233	10,205
Total Non-Current Assets	$1,156,853	$564,873

CURRENT LIABILITIES:
Beverages Segment	$1,879,305	$1,356,599
Distribution Segment	72,576	61,027
Corporate and eliminations	1,424,367	98,020
Total Current Liabilities	$3,386,756	$1,515,646

NON-CURRENT LIABILITIES:
Beverages Segment	$2,616,018	$1,685,260
Distribution Segment	192,350	159,500
Corporate and eliminations	—	—
Total Non-Current Liabilities	$2,808,368	$1,844,760

	Years Ended December 31,
	2019	2020
REVENUES, NET OF SALES, RETURNS, AND ALLOWANCES:
Beverages Segment	$1,635,669	$718,455
Distribution Segment	83,051	332,371
Corporate and Eliminations	(87,067)	(140,599)
Total Revenues, Net of Sales, Returns, and Allowances	$1,631,653	$910,227

COST OF REVENUES:
Beverages Segment	1,333,135	492,096
Distribution Segment	68,012	249,780
Corporate and Eliminations	(87,067)	(87,699)
Total Cost of Revenues	$1,314,080	$654,177

OPERATING EXPENSES:
Beverages Segment	$3,372,392	$1,729,768
Distribution Segment	150,401	276,248
Corporate and Eliminations	65,815	608,808
Total Operating Expenses	$3,588,608	$2,614,824

OTHER INCOME / (EXPENSE):
Beverages Segment	$1,483,366	$(45,292)
Distribution Segment	—	2,745
Corporate and Eliminations	—	(724,274)
Total Other Income / (Expense)	$(1,483,366)	$(766,821)

NET LOSS:
Beverages Segment	$(1,586,492)	$(1,548,700)
Distribution Segment	(135,362)	(190,912)
Corporate and Eliminations	(65,815)	(1,385,983)
Total Net Loss	$(1,787,669)	$(3,125,595)